Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair value measurements
TDS has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	Level within the Fair Value Hierarchy	December 31, 2018		December 31, 2017
		Book Value	Fair Value	Book Value	Fair Value
(Dollars in millions)
Cash and cash equivalents	1	$921	$921	$619	$619
Short-term investments	1	17	17	100	100
Long-term debt
Retail	2	1,753	1,596	1,753	1,783
Institutional	2	534	531	534	522
Other	2	182	182	194	194